Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table sets forth the fair value of the Company’s assets and liabilities at March 31, 2021 (in thousands):

	Level 1	Level 2	Level 3	Totals
Cash and cash equivalents	$14,171	$—	$—	$14,171
Restricted cash	100	—	—	100

Total assets	$14,271	$—	$—	$14,271

Term loan	—	55,720	—	55,720
Finance lease obligations	—	287	—	287
OBIP/VCIP liability	—	—	790	790
Asset acquisition contingent consideration liability	—	—	5,969	5,969

Total liabilities	$—	$56,007	$6,759	$62,766

The following table sets forth the fair value of the Company’s assets and liabilities at December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Totals
Cash and cash equivalents	$18,098	$—	$—	$18,098
Restricted cash	1,468	—	—	1,468

Total assets	$19,566	$—	$—	$19,566

Term loan	—	56,044	—	56,044
Finance lease obligations	—	430	—	430
OBIP/VCIP liability	—	—	286	286

Total liabilities	$—	$56,474	$286	$56,760

The following table sets forth the fair value of the Company’s assets and liabilities at December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Totals
Cash and cash equivalents	$18,098	$—	$—	$18,098
Restricted cash	1,468	—	—	1,468

Total assets	$19,566	$—	$—	$19,566

Term loan	—	56,044	—	56,044
Capital lease obligations	—	430	—	430
OBIP/VCIP liability	—	—	286	286

Total liabilities	$—	$56,474	$286	$56,760

The following table sets forth the fair value of the Company’s assets and liabilities at December 30, 2019 (in thousands):

	Level 1	Level 2	Level 3	Totals
Cash and cash equivalents	$14,910	$—	$—	$14,910
Restricted cash	1,603	—	—	1,603

Total assets	$16,513	$—	$—	$16,513

Term loan	—	57,053	—	57,053
Capital lease obligations	—	1,107	—	1,107
OBIP/VCIP liability	—	—	286	286

Total liabilities	$—	$58,160	$286	$58,446

Schedule of Liabilities Measured at Level 3

The changes in fair value of the Level 3 liabilities are as follows (amounts in thousands):

	March 31, 2021	December 31, 2020
Balance, beginning of the year	$286	$286
Accrued liability	6,473	—
Payments	—	—

Balance, end of period	$6,759	$286

The changes in fair value of the Level 3 liabilities are as follows (amounts in thousands):

	December 31, 2020	December 31, 2019
Balance, beginning of the year	$286	$—
Accrued liability	—	286
Payments	—	—

Balance, end of the year	$286	$286

Crescent Acquisition Corp
Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	March 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$253,470,156	$253,470,156	$—	$—
Liabilities:
Warrant liability – Public Warrants	$14,125,000	$14,125,000	$—	$—
Warrant liability – Private Placement Warrants	$15,190,000	$—	$—	$15,190,000
Forward Purchase Agreement	$1,945,000	$—	$—	$1,945,000

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$253,628,041	$253,628,041	$—	$—
Liabilities:
Warrant liability – Public Warrants	$18,875,000	$18,875,000	$—	$—
Warrant liability – Private Placement Warrants	$14,140,000	$—	$—	$14,140,000
Forward Purchase Agreement	$5,185,000	$—	$—	$5,185,000

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$253,628,041	$253,628,041	$—	$—
Liabilities:
Warrant liability—Public Warrants	$18,875,000	$18,875,000	$—	$—
Warrant liability—Private Placement Warrants	$14,140,000	$—	$—	$14,140,000
Forward Purchase Agreement	$5,185,000	$—	$—	$5,185,000

Description	December 31, 2019	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$253,557,444	$253,557,444	$—	$—
Liabilities:
Warrant liability—Public Warrants	$10,000,000	$10,000,000	$—	$—
Warrant liability—Private Placement Warrants	$10,010,000	$—	$—	$10,010,000
Forward Purchase Agreement	$3,396,000	$—	$—	$3,396,000

Summary of Quantitative Information Regarding Fair Value Assumptions

The following table provides quantitative information regarding fair value assumptions for the Private Placement Warrants:

	As of March 31, 2021	As of December 31, 2020
Asset price	$10.06	$10.45
Exercise price	$11.50	$11.50
Term (in years)	5.30	5.50
Volatility	30.00%	29.30%
Risk-free rate	1.00%	0.40%
Dividend yield	0.00%	0.00%
Fair value of each Private Placement Warrant	$2.17	$2.02

The following table provides quantitative information regarding fair value assumptions for the Forward Purchase Agreement:

	As of March 31, 2021	As of December 31, 2020
Asset price	$10.06	$10.45
Private Placement Warrant price	$2.17	$2.02
Discount term (in years)	0.25	0.50
Probability of merger	90.00%	80.00%
Risk-free rate	0.03%	0.09%
Fair value of Forward Purchase Agreement	$1,945,000	$5,185,000

The following table provides quantitative information regarding fair value assumptions for the Public Warrants:

As of March 12, 2019 (Initial Measurement)
Asset price	$9.25
Exercise price	$11.50
Term (in years)	$5.50
Volatility	30.00%
Risk-free rate	2.40%
Dividend yield	0.00%
Fair value of each Public Warrant	$1.50

The following table provides quantitative information regarding fair value assumptions for the Private Placement Warrants:

	As of March 12, 2019 (Initial Measurement)	As of December 31, 2019	As of December 31, 2020
Asset price	$9.25	$10.02	$10.45
Exercise price	$11.50	$11.50	$11.50
Term (in years)	$5.50	$5.50	$5.50
Volatility	30.00%	21.50%	29.30%
Risk-free rate	2.40%	1.70%	0.40%
Dividend yield	0.00%	0.00%	0.00%
Fair value of each Private Placement Warrant	$1.73	$1.43	$2.02

The following table provides quantitative information regarding fair value assumptions for the Forward Purchase Agreement:

	As of March 12, 2019 (Initial Measurement)	As of December 31, 2019	As of December 31, 2020
Asset price	$9.25	$10.02	$10.45
Private Placement Warrant price	$1.73	$1.43	$2.02
Discount term (in years)	2.30	1.50	0.50
Probability of merger	80.00%	80.00%	80.00%
Risk-free rate	2.44%	1.59%	0.09%
Fair value of Forward Purchase Agreement	$2,035,000	$3,396,000	$5,185,000

Summary of Changes in Fair Value of Warrant and Forward Purchase Agreement Liabilities

The following table presents the changes in the fair value of the Warrants and Forward Purchase Agreement liabilities:

	Private Placement Warrants	Public Warrants	Forward Purchase Agreement	Liabilities
Fair value as of December 31, 2020	$14,140,000	$18,875,000	$5,185,000	$38,200,000
Change in the fair value	1,050,000	(4,750,000)	(3,240,000)	(6,940,000)

Fair value as of March 31, 2021	$15,190,000	$14,125,000	$1,945,000	$31,260,000

	Private Placement Warrants	Public Warrants	Forward Purchase Agreement	Liabilities
Fair value as of December 31, 2019	$10,010,000	$10,000,000	$3,396,000	$23,406,000
Change in the fair value	490,000	625,000	(1,404,000)	(289,000)

Fair value as of March 31, 2020	$10,500,000	$10,625,000	$1,992,000	$23,117,000

The following table presents the changes in the fair value of the Warrant and Forward Purchase Agreement liabilities:

	Private Placement Warrants	Public Warrants	Forward Purchase Agreement	Liabilities
Initial measurement on March 12, 2019	$12,110,000	$18,750,000	$2,035,000	$32,895,000
Change in the fair value	(2,100,000)	(8,750,000)	1,361,000	(9,489,000)

Fair value as of December 31, 2019	10,010,000	10,000,000	3,396,000	23,406,000
Change in the fair value	4,130,000	8,875,000	1,789,000	14,794,000

Fair value as of December 31, 2020	$14,140,000	$18,875,000	$5,185,000	$38,200,000

Summary of Gross Holding Losses and Fair Value of Held-to-Maturity Securities

The gross holding gains and fair value of held-to-maturity securities as of December 31, 2019 are as follows:

Held-To-Maturity	Amortized Cost	Gross Holding Gains	Fair Value
U.S Treasury Securities (Mature 03/12/2020)	$253,551,083	$6,361	$253,557,444